Financial Instruments - Schedule of Carrying Amounts of Derivative Contracts Designated and Not Designated as Hedging Instruments for Hedge Accounting (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about hedging instruments [line items]
Assets Designated	$ 2,341	$ 324
Assets Not designated	6,247	7,514
Assets, Total	8,588	7,838
Liabilities Designated	398	968
Liabilities Not designated	5,330	5,670
Liabilities, Total	5,728	6,638
Net	2,860	1,200
Interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Assets Designated	451	227
Assets Not designated	0	8
Assets, Total	451	235
Liabilities Designated	26	34
Liabilities Not designated	22	24
Liabilities, Total	48	58
Net	403	177
Forward foreign exchange contracts
Disclosure of detailed information about hedging instruments [line items]
Assets Designated	0	7
Assets Not designated	276	236
Assets, Total	276	243
Liabilities Designated	0	2
Liabilities Not designated	651	309
Liabilities, Total	651	311
Net	(375)	(68)
Currency swaps and options
Disclosure of detailed information about hedging instruments [line items]
Assets Designated	1,890	90
Assets Not designated	13	15
Assets, Total	1,903	105
Liabilities Designated	280	932
Liabilities Not designated	63	56
Liabilities, Total	343	988
Net	1,560	(883)
Commodity derivatives
Disclosure of detailed information about hedging instruments [line items]
Assets Designated	0	0
Assets Not designated	5,534	6,914
Assets, Total	5,534	6,914
Liabilities Designated	92	0
Liabilities Not designated	4,565	5,281
Liabilities, Total	4,657	5,281
Net	877	1,633
Other contracts
Disclosure of detailed information about hedging instruments [line items]
Assets Designated	0	0
Assets Not designated	424	341
Assets, Total	424	341
Liabilities Designated	0	0
Liabilities Not designated	29	0
Liabilities, Total	29	0
Net	$ 395	$ 341